Selected Quarterly Financial Data (Summary Of Quarterly Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Selected Quarterly Financial Data [Abstract]
Total interest and dividend income	$ 86,594	$ 88,083	$ 84,941	$ 87,247	$ 89,972	$ 91,485	$ 93,707	$ 98,887	$ 346,865		$ 374,051		$ 412,786
Net interest and dividend income	43,865	44,308	40,556	40,005	41,141	40,887	42,683	44,854	168,734		169,565		176,642
Provision for loan losses	1,650	1,240	520	650	750	1,816	3,200	3,115	4,060		8,881		6,391
Net income (loss)	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 15,447	$ 16,758	$ 14,655	$ 20,980	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Basic earnings per share	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.09	$ 0.10	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.40
Diluted earnings per share	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.09	$ 0.10	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.40
Dividends paid per public share	$ 0.075	$ 0.075	$ 0.675	$ 0.800	$ 0.500	$ 0.500	$ 0.500	$ 0.790	$ 1.625		$ 2.290
Average number of shares outstanding	161,784,000	161,642,000	161,500,000	165,541,000	165,989,000	165,869,000	165,734,000	165,854,000	162,625,274		165,862,176		165,576,334
Reorganization exchange ratio									2.2637

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.